Basis of Accounting - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Basis of Accounting [Line Items]
Net loss	€ (93,500)
Net current assets	(19,400)
Equity	(49,287)	€ 27,793	€ 84,914	€ 70,708
Cash and cash equivalents	23,958	€ 10,238	€ 48,143	€ 43,198
Non Adjusting Events After Reporting Period [Member]
Disclosure of Basis of Accounting [Line Items]
Cash and cash equivalents	€ 2,500